Leases - Schedule of Amounts Recognized in Net Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of amounts recognized in Net Profit or Loss [line items]
Depreciation	$ 244,122	$ 223,981
Interest expense relating to lease liabilities	16,033	15,601
Expense relating to leases of low-value assets that are not short-term leases	23,011	16,572
Expense relating to short-term leases	276,400	117,784
Miscellaneous loss (profit)	(90)	(54)
Subtotal	315,354	149,903
Total	559,476	373,884
Buildings
Schedule of amounts recognized in Net Profit or Loss [line items]
Depreciation	217,724	202,977
Vehicles
Schedule of amounts recognized in Net Profit or Loss [line items]
Depreciation	$ 26,398	$ 21,004